Investments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of investments in subsidiaries

			Direct and indirect equity interest - %
			2023	2022
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")	Brazil	66.67	66.67
	Cheftime Comércio de Refeições S/A ("Cheftime") (*)	Brazil	100.00	100.00
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)(**)	Luxembourg	-	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)(**)	Netherlands	-	100.00
Éxito(*)	Almacenes Éxito S.A. ("Éxito")	Colombia	-	96.52
	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	-	94.54
	Fideicomiso Lote Girardot	Colombia	-	96,52
	Éxito Viajes y Turismo S.A.S.	Colombia	-	49.22
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	-	96.52
	Transacciones Energéticas S.A.S	Colombia	-	96.52
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	-	96.52
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	-	96.52
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	-	96.52
	Patrimonio Autónomo Iwana	Colombia	-	49.22
	Patrimonio Autónomo Viva Malls	Colombia	-	49.22
	Patrimonio Autónomo Viva Sincelejo	Colombia	-	25.10
	Patrimonio Autónomo Viva Villavicencio	Colombia	-	25.10
	Patrimonio Autónomo San Pedro Etapa I	Colombia	-	25.10
	Patrimonio Autónomo Centro Comercial	Colombia	-	25.10
	Patrimonio Autónomo Viva Laureles	Colombia	-	39.38
	Patrimonio Autónomo Viva Palmas	Colombia	-	25.10
	Patrimonio Autónomo Centro Comercial Viva	Colombia	-	44.30
	Spice investment Mercosur	Uruguay	-	96.52
	Larenco S.A.	Uruguay	-	96.52
	Geant Inversiones S.A.	Uruguay	-	96.52
	Lanin S.A.	Uruguay	-	96.52
	5 Hermanos Ltda.	Uruguay	-	96.52
	Sumelar S.A.	Uruguay	-	96.52
	Gestión Logística S.A.	Uruguay	-	96.52
	Supermercados Disco del Uruguay S.A.	Uruguay	-	60.31
	Maostar S.A.	Uruguay	-	30.16
	Ameluz S.A.	Uruguay	-	60.31
	Fandale S.A.	Uruguay	-	60.31
	Odaler S.A.	Uruguay	-	60.31
	La Cabaña S.R.L.	Uruguay	-	60.31
	Ludi S.A.	Uruguay	-	60.31
Semin S.A.	Uruguay	-	60.31
Randicor S.A.	Uruguay	-	60.31
Setara S.A.	Uruguay	-	60.31
Hiper Ahorro S.R.L.	Uruguay	-	60.31
Ciudad del Ferrol S.C.	Uruguay	-	59.11
Mablicor S.A.	Uruguay	-	30.76
Tipsel S.A.	Uruguay	-	96.52
Tedocan S.A.	Uruguay	-	96.52
Vía Artika S. A.	Uruguay	-	96.52
Group Disco del Uruguay S.A.	Uruguay	-	60.31
Devoto Hermanos S.A.	Uruguay	-	96.52
Mercados Devoto S.A.	Uruguay	-	96.52
Libertad S.A.	Argentina	-	96.52
Onper Investment 2015 S.L	Spain	-	96.52
Spice España de Valores Americanos S.L.	Spain	-	96.52
Gelase S. A.	Belgium	-	96.52

(*)	The Company lost control of Éxito in July 2023 due to the segregation process with the delivery of Éxito shares to GPA shareholders (Note 1.2). The Company remained with a 13.31% stake, assessed as a Fair Value investment as it did not have significant influence and it was totally received in cash in January 2024.

(**)	The Company lost significant influence in the companies Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”) and Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”) due to the sale to Casino of the stake held in Cnova (Note 1.5).

Schedule of investments in associates

			Direct and indirect equity interest - %
	Companies		2023	2022

	Subsidiaries

FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	17.88
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	-	17.88
	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Brazil	50.00	50.00

Cnova N.V.(*)	Cnova N.V. (“Cnova Holanda”)	Netherlands	-	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	-	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	-	33.98
	Cnova France SAS (“Cnova France”)	France	-	33.98
	Cdiscount S.A. (“Cdiscount”)	France	-	33.87
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	-	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	-	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	-	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	-	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	-	23.78
	Cnova Pay	France	-	33.98
	BeezUP SAS ("BezzUp")	France	-	25.29
	CARYA	France	-	33.87
	HALTAE	France	-	33.87
	C-Logistics	France	-	28.56
	NEOSYS	France	-	17.33
	Neotech Solutions	Morocco	-	17.33
	NEOSYS Tunisie	Tunisia	-	17.33
	C Chez Vous	France	-	1.70
	C-Shield	France	-	33.87
	MAAS	France	-	33.87
	C-TECHNOLOGY (former C-Payment)	France	-	33.87
	CLR	France	-	28.56

Éxito(**)	Puntos Colombia S.A.S ("Puntos")	Colombia	-	48.26
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	-	48.26
	Cnova N.V (“Cnova Holanda”)	Netherlands	-	0.18
	Sara ANB S.A.S	Colômbia	-	48.26

(*)	The Company lost significant influence in the Company Cnova N.V. due to the sale to Casino of the interest held, see note 1.5.

(**)	The Company lost control on Éxito in July 2023 due to the segregation process with the delivery of Éxito shares to GPA shareholders, see note 1.2.

Schedule of financial statements

	FIC		Cnova N.V.		Tuya
	2023	2022	2023	2022	2023	2022

Current assets	9,649	11,682	-	2,304	-	5,355
Non-current assets	1	32	-	3,591	-	144
Total assets	9,650	11,714	-	5,895	-	5,499

Current liabilities	7,804	9,963	-	5,351	-	2,329
Non-current liabilities	88	174	-	2,677	-	2,588
Shareholders’ equity	1,758	1,577	-	(2,133)	-	582
Total liabilities and shareholders’ equity	9,650	11,714	-	5,895	-	5,499

	FIC			Cnova N.V.				Tuya
Statements of Income:	2023	2022	2021	2023	2022	2021	2023	2022	2021

Revenues	1,378	1,411	1,034	4,846	9,345	13,824	52	490	783
Operating income (loss)	486	412	482	(128)	(279)	54	(247)	(121)	35
Net income (loss) for the year	293	245	265	(476)	(716)	(313)	(142)	(89)	15

Schedule of breakdown of investments

	2023	2022

Investments	864	833
Provision for investment losses–Cnova N.V (*).	-	(863)
Investment	864	(30)

(*)	Considering the scenario of disposal of the investment in Cnova N.V, the Company reversed the provision for loss of investment in the period ended September 30, 2023. At the end of November, negotiations for the indirect sale of the interest held in CNova N.V to the controlling shareholder Casino Guichard Perrachon was completed for a cost of €10 million (R$53.5 million) (see note 1.5).

Schedule of breakdown of investments and roll forward

	Bellamar	Tuya	Cnova N.V	Others	Total
Balances at 12.31.2021	789	439	(678)	15	565
Share of profit (loss) of associates – continuing operation	44	-	(249)	-	(205)
Share of profit (loss) of associates – discontinuing operation	-	(44)	-	2	(42)
Share of other comprehensive income	-	(95)	72	(3)	(26)
Capital increase	-	54	-	1	55
Other	-	-	-	(1)	(1)
Assets held for sale or distribution (Note 1.2)	-	(354)	(8)	(14)	(376)

Balances at 12.31.2022	833	-	(863)	-	(30)
Share of profit (loss) of associates – continuing operation	51	-	717	-	768
Share of profit (loss) of associates – discontinuing operation	-	(71)	-	2	(69)
Dividends and interest on own capital - continuing operation	(20)	-	-	-	(20)
Share of other comprehensive income	-	44	56	2	102
Capital increase	-	39	-	-	39
Write-off Cnova	-	-	91	-	91
Deconsolidation Éxito(Note 1.2)	-	(12)	(1)	(4)	(17)
Balances at 12.31.2023	864	-	-	-	864